[GRAPHIC]


                                                 Semiannual Report June 30, 2001


Oppenheimer

Global Securities Fund/VA

A Series of Oppenheimer Variable Account Funds


                                                 [LOGO]  OppenheimerFunds(R)
                                                         The Right Way to Invest

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Oppenheimer Variable Account Funds--oppenheimer Global Securities Fund/va
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Objective

Oppenheimer Global Securities Fund/VA, a series of Oppenheimer
Variable Account Funds, seeks long-term capital appreciation from growth companies worldwide.


================================================================================


Narrative by William Wilby, Portfolio Manager

Over the six months that ended June 30, 2001, Oppenheimer Global Securities Fund/VA provided a cumulative total return of -8.38% for Non-Service shares,(1) which reflected the volatile conditions of the overall worldwide market.

     For the most part, volatility was a by-product of the severe slowdown in U.S. economic growth. Sharp declines in capital spending and consumer confidence, as well as rising unemployment and numerous profit warnings, sent many nervous investors to the sidelines. Prolonged and often harsh declines in technology, telecommunications and media stocks--sectors typically driven by global factors rather than regional conditions--ultimately spread to markets around the world. Although U.S. Federal Reserve Chairman Alan Greenspan moved aggressively to reinvigorate the sagging economy, cutting interest rates six times between January and June, there was little evidence at period-end that the desired effect had yet been achieved.

     By contrast, the economic outlook overseas was considerably brighter. In Europe, ongoing tax reform, low inflation and declining interest rates spurred healthy increases in economic growth and consumer confidence, which spared it from the effects of the U.S. economy. At the same time, European companies that export outside the euro zone capitalized on weakness in the euro--the common currency of the European Monetary Union--which provided a cost advantage for their goods. Weaker currencies, however, proved to be a mixed blessing. Worldwide credit concerns prompted a flight to the perceived safety of securities denominated in U.S. dollars, holding back returns of many foreign companies.

     In Japan, the election of Prime Minister Junichiro Koizumi raised investors' hopes that the country would implement needed structural reforms to lift the nation out of its protracted economic malaise. The rest of Asia, most notably Taiwan, Korea and Singapore, performed reasonably well despite concerns that their technology-centered economies could be at the mercy of declining U.S. demand. Latin American markets, particularly Mexico and Brazil, benefited from lower U.S. interest rates.

     A particularly encouraging trend during the period was Greenspan's shift from fighting inflation to warding off recession. In doing so, the Fed lowered short-term interest rates twice in January and once each in March, April, May and June. Down the road, lower interest rates could be a catalyst for higher corporate profits, which historically have translated into higher stock prices.

     While European markets came under fire during the period, economic conditions in Europe seemed to be solidifying. Driven by ongoing tax reform, vanishing trade barriers, declining unemployment rates and lower inflation, Europe appeared on track to exceed growth rates registered in the United States. In addition, the euro has been weak relative to the dollar and therefore has given a competitive advantage to many European exporters.

     In this environment, we continued to identify attractive individual companies that, in our view, stand to benefit from key worldwide growth trends--including mass affluence, new technologies, restructuring and aging populations.(2)

     Later this year, the Fund benefited from a large allocation to the technology sector. Here, our strategy focused on video game software, electronic design automation and semiconductor capital equipment. Please remember that investing in foreign securities entails additional expenses and risks, including foreign currency fluctuations and foreign taxes. In addition, stocks tend to fluctuate in price, and may experience significant volatility at times.


(1.) Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

(2.) Holdings are subject to change. The Fund's investment strategies and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                     Oppenheimer Global Securities Fund/VA

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Oppenheimer Variable Account Funds--oppenheimer Global Securities Fund/va
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As we approach the second half of 2001, we continue to believe that great companies can be found virtually anywhere in the world, regardless of market conditions. For example, despite continued economic and political uncertainty in Japan, we have added attractive positions in Japanese semiconductor, consumer electronics and wireless communications companies. Similarly, we have been building positions in several excellent Indian companies with what we believe are appealing valuations and prospects. This ability to locate what we believe are compelling, yet out-of-favor opportunities goes to the heart of our investment approach--which is to invest in companies, not countries or industries. Exploring the world over for these compelling opportunities is just one reason why Oppenheimer Global Securities Fund/VA is an important part of The Right Way to Invest.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations and current performance may be less than the results shown.


                     Oppenheimer Global Securities Fund/VA                     3

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Statement of Investments  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                    Shares          See Note 1
================================================================================
Common Stocks--93.4%
--------------------------------------------------------------------------------
Basic Materials--0.6%
--------------------------------------------------------------------------------
Chemicals--0.6%
International Flavors & Fragrances, Inc.             512,900        $ 12,889,177
--------------------------------------------------------------------------------
Capital Goods--5.8%
--------------------------------------------------------------------------------
Aerospace/Defense--0.8%
Empresa Brasileira de Aeronautica SA
  (Embraer), ADR                                     411,700          16,076,885
--------------------------------------------------------------------------------
Electrical Equipment--0.9%
Invensys plc                                       4,662,410           8,852,238
--------------------------------------------------------------------------------
Toshiba Corp.                                      1,642,000           8,676,058
                                                                 ---------------
                                                                      17,528,296
--------------------------------------------------------------------------------
Industrial Services--2.2%
Manpower, Inc.                                       341,500          10,210,850
--------------------------------------------------------------------------------
Rentokil Initial plc                               7,087,900          24,023,899
--------------------------------------------------------------------------------
WPP Group plc                                      1,045,800          10,295,692
                                                                 ---------------
                                                                      44,530,441
--------------------------------------------------------------------------------
Manufacturing--1.9%
Alstom                                               464,596          12,924,724
--------------------------------------------------------------------------------
Societe BIC SA                                       558,537          20,332,869
--------------------------------------------------------------------------------
Solectron Corp.(1)                                   237,400           4,344,420
                                                                 ---------------
                                                                      37,602,013
--------------------------------------------------------------------------------
Communication Services--2.8%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--0.5%
Global Crossing Ltd.(1)                            1,296,700          11,203,488
--------------------------------------------------------------------------------
Telephone Utilities--1.9%
KDDI Corp.                                             3,913          18,259,830
--------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA
  (Telemar), Preference                       1,,275,819,230          19,555,748
                                                                 ---------------
                                                                      37,815,578
--------------------------------------------------------------------------------
Telecommunications: Wireless--0.4%
Telesp Celular Participacoes SA, ADR                 504,300           7,640,145
--------------------------------------------------------------------------------
Consumer Cyclicals--16.6%
--------------------------------------------------------------------------------
Autos & Housing--4.2%
Hanson plc                                         3,496,100          25,740,051
--------------------------------------------------------------------------------
Porsche AG, Preferred                                142,499          50,668,655
--------------------------------------------------------------------------------
Valeo SA                                             233,900           9,443,562
                                                                 ---------------
                                                                      85,852,268
--------------------------------------------------------------------------------
Leisure & Entertainment--4.6%
Bass plc                                           3,327,300          34,768,795
--------------------------------------------------------------------------------
Hasbro, Inc.                                         732,900          10,590,405
--------------------------------------------------------------------------------
Hilton Group plc                                   3,250,000          10,924,212
--------------------------------------------------------------------------------
International Game Technology(1)                     359,600          22,564,900
--------------------------------------------------------------------------------
P&O Princess Cruises plc                           2,877,300          14,972,549
                                                                 ---------------
                                                                      93,820,861


4                     Oppenheimer Global Securities Fund/VA

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--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                    Shares          See Note 1
--------------------------------------------------------------------------------
Media--4.3%
Pearson plc                                          347,400        $  5,726,197
--------------------------------------------------------------------------------
Reed International plc                             2,273,900          20,147,482
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                      1,748,000          19,187,706
--------------------------------------------------------------------------------
Telewest Communications plc(1)                     7,213,500           9,029,109
--------------------------------------------------------------------------------
United Pan-Europe Communications NV, Cl. A(1)      1,559,400           3,960,564
--------------------------------------------------------------------------------
Wolters Kluwer NV                                  1,042,639          28,025,667
                                                                 ---------------
                                                                      86,076,725
--------------------------------------------------------------------------------
Retail: Specialty--3.2%
Best Buy Co., Inc.(1)                                213,700          13,574,224
--------------------------------------------------------------------------------
Boots Co. plc                                      2,026,500          17,128,918
--------------------------------------------------------------------------------
Circuit City Stores, Inc.-Circuit City Group       1,922,600          34,606,800
                                                                 ---------------
                                                                      65,309,942
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.3%
Adidas-Salomon AG                                     86,200           5,280,610
--------------------------------------------------------------------------------
Consumer Staples--9.3%
--------------------------------------------------------------------------------
Beverages--1.4%
Cadbury Schweppes plc                              4,065,837          27,418,736
--------------------------------------------------------------------------------
Broadcasting--1.5%
Grupo Televisa SA, Sponsored GDR(1)                  402,200          16,092,022
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.(1)                      470,300           5,732,957
--------------------------------------------------------------------------------
Television Broadcasts Ltd.                         2,040,032           8,578,706
                                                                 ---------------
                                                                      30,403,685
--------------------------------------------------------------------------------
Entertainment--1.4%
Nintendo Co. Ltd.                                     92,072          16,757,813
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                 4,364,500          11,050,424
                                                                 ---------------
                                                                      27,808,237
--------------------------------------------------------------------------------
Household Goods--5.0%
Hindustan Lever Ltd.                               3,977,700          17,364,386
--------------------------------------------------------------------------------
Reckitt Benckiser plc                              4,174,118          60,172,416
--------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg.                       461,800          22,441,097
                                                                 ---------------
                                                                      99,977,899
--------------------------------------------------------------------------------
Energy--5.2%
--------------------------------------------------------------------------------
Oil: Domestic--1.0%
Chevron Corp.                                        222,800          20,163,400
--------------------------------------------------------------------------------
Oil: International--4.2%
Alberta Energy Co. Ltd.                              230,800           9,505,140
--------------------------------------------------------------------------------
Anderson Exploration Ltd.(1)                         553,700          11,182,726
--------------------------------------------------------------------------------
BP plc, ADR                                          471,688          23,513,647
--------------------------------------------------------------------------------
Husky Energy, Inc.                                 1,621,915          17,334,911
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                 387,300          22,567,971
                                                                 ---------------
                                                                      84,104,395


                     Oppenheimer Global Securities Fund/VA                     5

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Statement of Investments (Unaudited)(continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                    Shares          See Note 1
--------------------------------------------------------------------------------
Financial--14.9%
--------------------------------------------------------------------------------
Banks--5.0%
Australia & New Zealand Banking Group Ltd.         3,347,200       $  28,748,841
--------------------------------------------------------------------------------
Bank One Corp.                                       910,200          32,585,160
--------------------------------------------------------------------------------
First Union Corp.                                    580,500          20,282,670
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)               895,842          19,742,824
                                                                 ---------------
                                                                     101,359,495
--------------------------------------------------------------------------------
Diversified Financial--6.9%
American Express Co.                                 497,200          19,291,360
--------------------------------------------------------------------------------
Citigroup, Inc.                                      408,066          21,562,207
--------------------------------------------------------------------------------
Credit Saison Co. Ltd.                               663,000          16,107,200
--------------------------------------------------------------------------------
Fannie Mae                                           510,000          43,426,500
--------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                          1,371,000          12,613,200
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       137,000          10,651,750
--------------------------------------------------------------------------------
MBNA Corp.                                           443,900          14,626,505
                                                                 ---------------
                                                                     138,278,722
--------------------------------------------------------------------------------
Insurance--3.0%
ACE Ltd.                                             466,600          18,239,394
--------------------------------------------------------------------------------
American International Group, Inc.                   254,455          21,883,130
--------------------------------------------------------------------------------
Axa SA(1)                                            361,400          10,295,596
--------------------------------------------------------------------------------
Manulife Financial Corp.                             367,400          10,252,629
                                                                 ---------------
                                                                      60,670,749
--------------------------------------------------------------------------------
Healthcare--17.6%
--------------------------------------------------------------------------------
Healthcare/Drugs--13.9%
American Home Products Corp.                         419,000          24,486,360
--------------------------------------------------------------------------------
Amgen, Inc.(1)                                       508,900          30,880,052
--------------------------------------------------------------------------------
AstraZeneca plc                                      212,500           9,901,232
--------------------------------------------------------------------------------
Eisai Co. Ltd.                                       426,000           9,546,745
--------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                               455,100          27,761,100
--------------------------------------------------------------------------------
Essilor International SA                              17,500           5,007,639
--------------------------------------------------------------------------------
Genset SA, Sponsored ADR(1)                          366,600           1,338,090
--------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                             360,540          20,979,823
--------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                       222,400          13,399,600
--------------------------------------------------------------------------------
Johnson & Johnson                                    593,586          29,679,300
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1)                  171,700           6,109,086
--------------------------------------------------------------------------------
Novartis AG(1)                                       800,700          28,976,654
--------------------------------------------------------------------------------
Oxford GlycoSciences plc(1)                          426,612           6,821,854
--------------------------------------------------------------------------------
Pfizer, Inc.                                         484,800          19,416,240
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                 691,700          45,383,475
                                                                 ---------------
                                                                     279,687,250


6                     Oppenheimer Global Securities Fund/VA

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--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------



                                                                    Market Value
                                                    Shares          See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--3.7%
Affymetrix, Inc.(1)                                  227,800     $     5,022,990
--------------------------------------------------------------------------------
Fresenius AG, Preference                             402,026          38,102,766
--------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                         173,000           4,947,800
--------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)                   1,088,300          27,479,575
                                                                 ---------------
                                                                      75,553,131
--------------------------------------------------------------------------------
Technology--19.0%
--------------------------------------------------------------------------------
Computer Hardware--2.5%
Cabletron Systems, Inc.(1)                           619,400          14,153,290
--------------------------------------------------------------------------------
International Business Machines Corp.                204,000          23,052,000
--------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                             503,500           8,811,250
--------------------------------------------------------------------------------
Sun Microsystems, Inc.(1)                            294,400           4,627,968
                                                                 ---------------
                                                                      50,644,508
--------------------------------------------------------------------------------
Computer Software--10.2%
AOL Time Warner, Inc.(1)                             618,000          32,754,000
--------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                    3,982,000          74,184,660
--------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                             775,500          44,901,450
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                            123,300           9,859,151
--------------------------------------------------------------------------------
Konami Co. Ltd.                                      124,000           5,657,152
--------------------------------------------------------------------------------
Oracle Corp.(1)                                      380,500           7,229,500
--------------------------------------------------------------------------------
Sybase, Inc.(1)                                    1,160,500          19,090,225
--------------------------------------------------------------------------------
Synopsys, Inc.(1)                                    245,000          11,855,550
                                                                 ---------------
                                                                     205,531,688
--------------------------------------------------------------------------------
Communications Equipment--1.1%
QUALCOMM, Inc.(1)                                    104,200           6,093,616
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                             392,800          15,947,680
                                                                 ---------------
                                                                      22,041,296
--------------------------------------------------------------------------------
Electronics--5.2%
Applied Materials, Inc.(1)                            94,600           4,644,860
--------------------------------------------------------------------------------
Hirose Electric Co.                                   96,420           7,344,371
--------------------------------------------------------------------------------
JDS Uniphase Corp.(1)                                  8,700             108,750
--------------------------------------------------------------------------------
Keyence Corp.                                         27,000           5,358,002
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV           147,936           3,921,346
--------------------------------------------------------------------------------
Kyocera Corp.                                        114,000          10,054,522
--------------------------------------------------------------------------------
National Semiconductor Corp.(1)                    1,272,500          37,055,200
--------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                             93,200           5,292,828
--------------------------------------------------------------------------------
Sony Corp.                                           285,000          18,737,973
--------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares          101,200           3,440,800
--------------------------------------------------------------------------------
Thomson Multimedia(1)                                283,729           9,127,789
                                                                 ---------------
                                                                     105,086,441
--------------------------------------------------------------------------------
Transportation--1.6%
--------------------------------------------------------------------------------
Air Transportation--1.6%
Bombardier, Inc., Cl. B                            2,102,200          31,582,868
                                                                 ---------------
Total Common Stocks (Cost $1,741,478,569)                          1,881,938,929


                     Oppenheimer Global Securities Fund/VA                     7

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--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal       Market Value
                                                                                                 Amount          See Note 1
===============================================================================================================================
Repurchase Agreements--6.7%
-------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banque Nationale De Paris, 3.96%, dated 6/29/01, to be repurchased at $134,806,471 on 7/2/01, collateralized by U.S. Treasury Bonds,
5.50%--8.75%, 5/15/20--8/15/28, with a value of $67,621,535, U.S. Treasury Nts.,
4%--6.375%, 12/31/01--11/15/04, with a value of $36,801,974 and U.S. Treasury Bills,
9/27/01, with a value of $33,381,425 (Cost $134,762,000)                                   $   134,762,000      $  134,762,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,876,240,569)                                                    100.1%      2,016,700,929
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                 (0.1)         (1,655,546)
                                                                                           ----------------     ---------------
Net Assets                                                                                           100.0%     $2,015,045,383
                                                                                           ================     ===============


1. Non-income-producing security.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:


Geographic Diversification                            Market Value       Percent
--------------------------------------------------------------------------------
United States                                       $   945,952,069        46.9%
--------------------------------------------------------------------------------
Great Britain                                           329,179,850        16.3
--------------------------------------------------------------------------------
France                                                  117,294,544         5.8
--------------------------------------------------------------------------------
Japan                                                   116,499,666         5.8
--------------------------------------------------------------------------------
Germany                                                 116,493,128         5.8
--------------------------------------------------------------------------------
Canada                                                   79,858,274         4.0
--------------------------------------------------------------------------------
The Netherlands                                          58,475,549         2.9
--------------------------------------------------------------------------------
India                                                    50,887,160         2.5
--------------------------------------------------------------------------------
Brazil                                                   43,272,778         2.1
--------------------------------------------------------------------------------
Bermuda                                                  29,442,882         1.5
--------------------------------------------------------------------------------
Switzerland                                              28,976,654         1.4
--------------------------------------------------------------------------------
Australia                                                28,748,841         1.4
--------------------------------------------------------------------------------
Ireland                                                  27,761,100         1.4
--------------------------------------------------------------------------------
Singapore                                                19,187,706         1.0
--------------------------------------------------------------------------------
Mexico                                                   16,092,022         0.8
--------------------------------------------------------------------------------
Hong Kong                                                 8,578,706         0.4
                                                     --------------       -----
Total                                                $2,016,700,929       100.0%
                                                     ==============       =====

See accompanying Notes to Financial Statements.


8                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------



================================================================================================================
Assets
Investments, at value (cost $1,876,240,569)--see accompanying statement                           $2,016,700,929
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                     236,169
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                      2,412
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                      10,392,069
Interest and dividends                                                                                 4,614,481
Shares of beneficial interest sold                                                                     2,188,209
Other                                                                                                      7,532
                                                                                                  --------------
Total assets                                                                                       2,034,141,801
================================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                                     34,581
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                 16,243,666
Shares of beneficial interest redeemed                                                                 2,579,768
Shareholder reports                                                                                      109,130
Distribution and service plan fees                                                                         1,884
Transfer and shareholder servicing agent fees                                                                 75
Trustees' compensation                                                                                         7
Other                                                                                                    127,307
                                                                                                  --------------
Total liabilities                                                                                     19,096,418
================================================================================================================
Net Assets                                                                                        $2,015,045,383
                                                                                                  ==============
================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                        $       84,716
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         1,897,971,347
----------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                  6,929,002
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions                (30,323,412)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                             140,383,730
                                                                                                  --------------
Net assets                                                                                        $2,015,045,383
                                                                                                  ==============
================================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $2,006,944,321 and 84,375,123 shares of beneficial interest outstanding)                    $23.79
----------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $8,101,062 and 341,126 shares of beneficial interest outstanding)                           $23.75

See accompanying Notes to Financial Statements.


                     Oppenheimer Global Securities Fund/VA                     9

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------



===============================================================================
Investment Income
Dividends (net of foreign withholding taxes of $1,194,631)        $  14,858,916
-------------------------------------------------------------------------------
Interest                                                              2,190,302
                                                                  -------------
Total income                                                         17,049,218
===============================================================================
Expenses
Management fees                                                       6,406,878
-------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                            2,517
-------------------------------------------------------------------------------
Shareholder reports                                                     262,813
-------------------------------------------------------------------------------
Custodian fees and expenses                                             156,868
-------------------------------------------------------------------------------
Trustees' compensation                                                    7,224
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             3,271
-------------------------------------------------------------------------------
Other                                                                    98,037
                                                                  -------------
Total expenses                                                        6,937,608
Less reduction to custodian expenses                                     (3,949)
                                                                  -------------
Net expenses                                                          6,933,659
===============================================================================
Net Investment Income                                                10,115,559
===============================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                          17,185,487
Foreign currency transactions                                       (34,043,252)
                                                                  -------------
Net realized gain (loss)                                            (16,857,765)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                        (140,615,527)
Translation of assets and liabilities denominated in
  foreign currencies                                                (32,380,093)
                                                                  -------------
Net change                                                         (172,995,620)
                                                                  -------------
Net realized and unrealized gain (loss)                            (189,853,385)
===============================================================================
Net Decrease in Net Assets Resulting from Operations              $(179,737,826)
                                                                  =============

See accompanying Notes to Financial Statements.


10                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------



                                                                                        Six Months Ended     Year Ended
                                                                                        June 30, 2001        December 31,
                                                                                        (Unaudited)          2000
===========================================================================================================================
Operations
Net investment income (loss)                                                             $   10,115,559      $   17,605,847
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                    (16,857,765)        293,550,064
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                       (172,995,620)       (230,065,734)
                                                                                          -------------      --------------
Net increase (decrease) in net assets resulting from operations                            (179,737,826)         81,090,177
===========================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                                          (13,806,412)         (5,277,960)
Service shares                                                                                  (14,765)                 --
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                         (255,967,620)       (295,007,742)
Service shares                                                                                 (277,910)                 --
===========================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                          319,956,485         593,246,617
Service shares                                                                                7,490,539             985,348
===========================================================================================================================
Net Assets
Total increase (decrease)                                                                  (122,357,509)        375,036,440
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,137,402,892       1,762,366,452
                                                                                         --------------      --------------
End of period [including undistributed (overdistributed) net investment
income of $6,929,002, and $10,634,620, respectively]                                     $2,015,045,383      $2,137,402,892
                                                                                         ==============      ==============

See accompanying Notes to Financial Statements.


                     Oppenheimer Global Securities Fund/VA                    11

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------



                                         Six Months
                                         Ended
                                         June 30,
                                         2001            Year Ended December 31,
Non-Service shares                       (Unaudited)     2000           1999           1998              1997            1996
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period     $30.33          $33.41         $22.07         $21.37            $17.67          $15.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income                       .13             .27            .14            .24               .25             .15
Net realized and unrealized gain
  (loss)                                  (2.85)           1.82          12.21           2.64              3.68            2.52
------------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
  operations                              (2.72)           2.09          12.35           2.88              3.93            2.67
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income       (.20)           (.09)          (.14)          (.46)             (.23)             --
Dividends in excess of net investment
  income                                     --              --           (.13)            --                --              --
Distributions from net realized gain      (3.62)          (5.08)          (.74)         (1.72)               --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                           (3.82)          (5.17)         (1.01)         (2.18)             (.23)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $23.79          $30.33         $33.41         $22.07            $21.37          $17.67
                                         ======          ======         ======         ======            ======          ======
====================================================================================================================================
Total Return, at Net Asset Value(1)       (8.38)%          5.09%         58.48%         14.11%            22.42%          17.80%
====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period
  (in thousands)                     $2,006,944      $2,136,420     $1,762,366     $1,135,029          $959,110        $582,080
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)    $2,009,130      $2,116,100     $1,251,190     $1,055,123          $802,389        $466,750
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                      1.01%           0.83%          0.57%          1.22%             1.51%           1.09%
Expenses                                   0.69%           0.68%          0.69%          0.74%(3)          0.76%(3)        0.81%(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      27%             50%            64%            81%               67%             90%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


12                    Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------



                                                           Six Months Ended    Period Ended
                                                           June 30, 2001       December 31,
Service shares                                             (Unaudited)         2000(1)
===========================================================================================
Per Share Operating Data
Net asset value, beginning of period                        $30.30             $32.65
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .20                .03
Net realized and unrealized gain (loss)                      (2.94)             (2.38)
-------------------------------------------------------------------------------------------
Total income (loss) from investment operations               (2.74)             (2.35)
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.19)                --
Distributions from net realized gain                         (3.62)                --
-------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (3.81)                --
-------------------------------------------------------------------------------------------
Net asset value, end of period                              $23.75             $30.30
                                                            ======             ======
===========================================================================================
Total Return, at Net Asset Value(2)                          (8.43)%            (7.20)%
===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                    $8,101               $983
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $3,424               $325
-------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                         1.27%              0.60%
Expenses                                                      0.84%              0.83%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                         27%                50%


(1) For the period from July 13, 2000 (inception of offering) to December 31, 2000.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(3) Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                    Oppenheimer Global Securities Fund/VA                     13

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies

Oppenheimer  Global  Securities  Fund/VA  (the  Fund) is a  separate  series  of
Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $30,820,723. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.


14                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies (continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Six Months Ended June 30, 2001           Year Ended December 31, 2000(1)
                                                      ----------------------------------       ---------------------------------
                                                      Shares             Amount                Shares           Amount
--------------------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                                   32,459,750        $  826,559,748         31,916,672      $ 1,031,681,412
Dividends and/or distributions reinvested              11,900,045           269,774,032          9,160,638          300,285,702
Redeemed                                              (30,432,298)         (776,377,295)       (23,375,044)        (738,720,497)
                                                      ------------       ---------------       ------------     ----------------
Net increase (decrease)                                13,927,497        $  319,956,485         17,702,266      $   593,246,617
                                                      ============       ===============       ============     ================
Service shares
Sold                                                      302,212        $    7,372,818             32,826      $       997,223
Dividends and/or distributions reinvested                  12,927               292,674                 --                   --
Redeemed                                                   (6,439)             (174,953)              (400)             (11,875)
                                                      ------------       ---------------       ------------     ----------------
Net increase (decrease)                                   308,700        $    7,490,539             32,426      $       985,348
                                                      ============       ===============       ============     ================


(1.) Service shares are for the period from July 13, 2000 (inception of offering) to December 31, 2000.

================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $600,982,631 and $523,218,419, respectively.


                    Oppenheimer Global Securities Fund/VA                     15

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.64%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

--------------------------------------------------------------------------------

Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

================================================================================

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                                               Expiration   Contract        Valuation as of   Unrealized     Unrealized
Contract Description                           Date         Amount (000s)   June 30, 2001     Appreciation   Depreciation
-------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)              7/2/01-7/3/01       3,867 (GBP)   $ 5,439,036        $   --        $15,110
Euro (EUR)                                       7/2/01         320 (EUR)       271,030            --          4,962
Hong Kong Dollar (HKD)                           7/3/01       1,724 (HKD)       221,016            --             12
Indian Rupee (INR)                               7/4/01      29,273 (INR)       621,995            --            567
Japanese Yen (JPY)                               7/2/01     215,375 (JPY)     1,726,870            --         10,027
                                                                                               ------        -------
                                                                                                   --         30,678
                                                                                               ------        -------
Contracts to Sell
-----------------
Euro (EUR)                                       7/2/01       1,663 (EUR)    1,407,605             --          3,903
Japanese Yen (JPY)                               7/2/01      51,801 (JPY)      415,336          2,412             --
                                                                                               ------        -------
Total Unrealized Appreciation and Depreciation                                                 $2,412        $34,581
                                                                                               ======        =======


16                     Oppenheimer Global Securities Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
--------------------------------------------------------------------------------


A Series of Oppenheimer Variable Account Funds


================================================================================

Officers and Trustees    James C. Swain, Trustee, CEO and Chairman of the Board
                         Bridget A. Macaskill, Trustee and President
                         William L. Armstrong, Trustee
                         Robert G. Avis, Trustee
                         George C. Bowen, Trustee
                         Edward L. Cameron, Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         F. William Marshall, Jr., Trustee
                         William L. Wilby, Vice President
                         Andrew J. Donohue, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor           OppenheimerFunds, Inc.

================================================================================

Transfer Agent               OppenheimerFunds Services

================================================================================

Custodian of
Portfolio Securities         The Bank of New York

================================================================================

Independent Auditors         Deloitte & Touche LLP

================================================================================

Legal Counsel                Myer, Swanson, Adams & Wolf, P.C.

                             The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                             For more complete information about Oppenheimer Global Securities Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor or call OppenheimerFunds, Inc.
                             at 1.800.981.2871.

                            (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


                    Oppenheimer Global Securities Fund/VA                     17